Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of other liabilities

	2018			2017
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Payable to non-current asset suppliers	99	11,648	11,747	—	5,411	5,411
Guarantees and deposits	16	—	16	32	2	34
Remuneration payable	55	45,705	45,760	—	46,667	46,667
Tax payables	—	20,799	20,799	1,574	17,785	19,359
Contingent consideration	23,119	3,103	26,222	—	—	—
Other liabilities	1,741	22,315	24,056	1,930	20,704	22,634
Total	25,030	103,570	128,600	3,536	90,569	94,105

Schedule of tax payables

	2018			2017
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
VAT	—	6,491	6,491	—	1,784	1,784
Accrued social security taxes payable	—	5,001	5,001	—	5,095	5,095
Personal income tax withholding payable	—	1,436	1,436	—	1,049	1,049
Other	—	7,871	7,871	1,574	9,857	11,431
Total	—	20,799	20,799	1,574	17,785	19,359

Schedule of share based payment arrangements

	Performance Period			Fair Value at
Grant Date	(three years ended)	Expiration Date	Exercise Price	Grant Date	2018	2017
June 14, 2018	N/A	June 13, 2028	nil	$9.34	129,930	—
March 21, 2018	December 31, 2021	March 20, 2028	nil	$22.56	287,080	—
June 20, 2017	December 31, 2020	June 20, 2027	nil	$15.90	17,342	17,342
June 1, 2017	N/A	June 1, 2027	nil	$10.96	19,463	19,463
June 1, 2017	December 31, 2020	June 1, 2027	nil	$16.77	382,002	455,627
November 24, 2016	December 31, 2019	November 24, 2026	nil	$16.66	189,225	264,933
					1,025,042	757,365

Schedule of performance condition of share options granted
Vesting Conditions
30% total shareholder return (“TSR”) relative to a comparator group
30% TSR relative to S&P Global 1200 Metals and Mining Index
20% return on invested capital (“ROIC”) relative to a comparator group
20% net operating profit after tax (“NOPAT”) relative to a comparator group

Schedule of assumptions used to estimate the fair value of Ferroglobe stock option

	Grant date
	March 21, 2018	June 20, 2017	June 01, 2017	November 24, 2016
Fair value at grant date	$22.56	$15.90	$16.77	$16.66
Grant date share price	$15.19	$10.50	$10.96	$11.81
Exercise price	Nil	Nil	Nil	Nil
Expected volatility	49.86%	43.15%	43.09%	44.83%
Option life	3.00 years	3.00 years	3.00 years	3.00 years
Dividend yield	—%	—%	—%	—%
Risk-free interest rate	2.48%	1.52%	1.44%	1.39%
Remaining performance period at grant date	2.78	2.53	2.58	2.1
Company TSR at grant date	2.1%	(0.3)%	4.0%	40.0%
Median comparator group TSR at grant date	(6.2)%	(7.2)%	(3.7)%	56.4%
Median index TSR at grant date	(8.4)%	0.6%	4.8%	45.7%

Schedule of summary of options outstanding

Number of awards
Outstanding as of December 31, 2016	264,933
Granted during the period	492,432
Exercised during the period	—
Expired/forfeited during the period	—
Outstanding as of December 31, 2017	757,365
Granted during the period	485,860
Exercised during the period	—
Expired/forfeited during the period	(218,183)
Outstanding as of December 31, 2018	1,025,042

Exercisable as of December 31, 2018 and December 31, 2017	—

Globe Specialty Metals, Inc.
Schedule of summary of options outstanding

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term in	Intrinsic
	Options	Price	Years	Value
Outstanding as of December 31, 2016	629,378	$14.59	1.75	580
Exercised during the period	(34,990)	6.77
Expired/forfeited during the period	(71,027)	14.54
Outstanding as of December 31, 2017	523,361	$15.12	0.89	$1,774
Exercised during the period	(59,980)	5.89
Expired/forfeited during the period	(167,990)	17.99
Cancelled in lieu of cash settlement	(191,761)	12.54
Outstanding as of December 31, 2018	103,630	$19.40	0.44	$—

Exercisable as of December 31, 2018	103,630	$19.40	0.44	$—